Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods	$ 810,961	$ 801,199	$ 863,470
Revenue from rendering of services	12,884	22,222	21,052
Copper	466,558	367,278	340,522
Gold	279,731	299,747	262,676
Silver	196,340	157,923	316,930
Zinc	46,620	107,486	143,580
Lead	21,401	32,951	51,907
Manganese sulfate	0	361	4,976
Antimony	0	28	0
Revenue from sale of goods before commercial deductions	1,010,650	965,774	1,120,591
Commercial deductions	(196,893)	(183,077)	(196,201)
Royalty income	0	1,381	15,928
Revenue from contracts with customers	826,641	806,300	961,370
Revenue	823,845	824,802	900,450
Contracts with customers for sale of goods	813,757	782,697	924,390
Hedge Operations	6,056	12,774	(51,952)
Adjustments to prior period liquidations	(450)	(920)	(5,137)
Fair Value of accounts receivables.	(8,402)	6,648	(3,831)
Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services	12,884	22,095	20,936
Royalty income	0	1,381	15,928
Contracts with customers for sale of goods	530,103	533,765	702,962
Central America
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services	0	127	96
Contracts with customers for sale of goods	169,239	178,724	145,988
Asia [Member]
Disclosure of Sales of goods [Line Items]
Contracts with customers for sale of goods	59,308	36,796	23,637
Europe [Member]
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services	0	0	20
Contracts with customers for sale of goods	$ 55,107	$ 33,412	$ 51,803